SHAREHOLDERS' EQUITY (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	6 Months Ended
	Mar. 31, 2021	Jun. 30, 2021
Certain Institutional Investors [Member]
Class of Stock [Line Items]
Gross proceeds from exercise of warrants	$ 19,240
Number of shares issued upon the exercise of warrants	24,204,682
Certain Institutional Investors [Member] | Minimum [Member]
Class of Stock [Line Items]
Exercise price	$ 0.75
Certain Institutional Investors [Member] | Maximum [Member]
Class of Stock [Line Items]
Exercise price	$ 0.80
Several institutional and accredited investors [Member]
Class of Stock [Line Items]
Number of ordinary shares purchase and share		25,925,926
Short-term warrants to purchase up to aggregate of ordinary shares		25,925,926